Hartford Multifactor International Fund

  Schedule of Investments

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Australia - 8.6%
1,945	AGL Energy Ltd.	$11,950
325	Ansell Ltd.	10,602
9	ASX Ltd.	525
1,082	Aurizon Holdings Ltd.	3,014
2,566	AusNet Services	3,363
613	Australia & New Zealand Banking Group Ltd.	12,939
715	Bendigo & Adelaide Bank Ltd.	5,622
538	BHP Group Ltd.	19,573
1,212	BlueScope Steel Ltd.	19,915
30	Commonwealth Bank of Australia	2,246
387	Computershare Ltd.	4,905
55	CSL Ltd.	11,763
2,432	Dexus REIT	19,387
621	Endeavour Group Ltd.*	2,929
783	Evolution Mining Ltd.	2,646
1,440	Fortescue Metals Group Ltd.	25,155
124	GPT Group REIT	454
1,925	Harvey Norman Holdings Ltd.	7,917
443	JB Hi-Fi Ltd.	16,789
1,697	Medibank Pvt Ltd.	4,023
2,633	Metcash Ltd.	7,896
582	Mineral Resources Ltd.	23,377
1,943	Mirvac Group REIT	4,236
226	Premier Investments Ltd.	4,839
38	Pro Medicus Ltd.	1,674
133	Reece Ltd.	2,355
643	Sonic Healthcare Ltd.	18,528
166	Suncorp Group Ltd.	1,382
4,666	Telstra Corp. Ltd.	13,160
178	Washington H Soul Pattinson & Co., Ltd.(1)	4,501
577	Wesfarmers Ltd.	25,580
621	Woolworths Group Ltd.	17,771

		311,016

	Austria - 0.4%
105	Andritz AG	5,905
8	Mayr Melnhof Karton AG	1,704
58	Oesterreichische Post AG	3,084
192	UNIQA Insurance Group AG	1,672
37	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,016

		13,381

	Belgium - 1.3%
14	Ackermans & van Haaren N.V.	2,366
280	Ageas S.A.	15,560
7	Cofinimmo S.A. REIT	1,066
134	Etablissements Franz Colruyt N.V.	7,493
40	Groupe Bruxelles Lambert S.A.	4,479
489	Proximus S.A.	9,452
40	UCB S.A.	4,189
13	VGP N.V.	2,565

		47,170

	Canada - 11.1%
364	Algonquin Power & Utilities Corp.(1)	5,424
307	Alimentation Couche-Tard, Inc. Class B	11,281
54	Atco Ltd. Class I	1,915
800	B2Gold Corp.	3,356
150	Bank of Montreal	15,375
135	Bank of Nova Scotia	8,780
306	Barrick Gold Corp.	6,329
427	BCE, Inc.	21,057
200	Cameco Corp.	3,834
255	Canadian Apartment Properties REIT	11,956

Hartford Multifactor International Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
29	Canadian Imperial Bank of Commerce	$3,301
18	Canadian National Railway Co.	1,899
355	Canadian Solar, Inc.*	15,918
40	Canadian Tire Corp. Ltd. Class A	6,330
124	CGI, Inc.*	11,243
4	Constellation Software, Inc.	6,058
151	Emera, Inc.	6,851
383	Empire Co., Ltd. Class A	12,081
100	Enghouse Systems Ltd.	4,452
100	Finning International, Inc.	2,618
212	Fortis, Inc.	9,384
149	George Weston Ltd.	14,202
437	Great-West Lifeco, Inc.	12,980
394	Hydro One Ltd.(2)	9,523
72	iA Financial Corp., Inc.	3,920
58	IGM Financial, Inc.	2,048
1,863	Kinross Gold Corp.	11,813
331	Loblaw Cos., Ltd.	20,371
31	Magna International, Inc.	2,870
318	Manulife Financial Corp.	6,259
332	Metro, Inc.	15,917
200	Northland Power, Inc.	6,823
148	Open Text Corp.	7,516
183	Parkland Corp.	5,914
273	Power Corp. of Canada	8,629
290	Quebecor, Inc. Class B	7,734
210	Rogers Communications, Inc. Class B	11,164
228	Royal Bank of Canada	23,100
126	Saputo, Inc.	3,758
51	Shaw Communications, Inc. Class B	1,477
69	Stantec, Inc.	3,079
179	Sun Life Financial, Inc.	9,230
100	TC Energy Corp.	4,948
732	TELUS Corp.	16,416
91	Toromont Industries Ltd.	7,928
100	Toronto-Dominion Bank	7,008
200	Tourmaline Oil Corp.	5,716

		399,785

	China - 0.6%
1,000	Kerry Logistics Network Ltd.	3,034
17,900	Yangzijiang Shipbuilding Holdings Ltd.	18,807

		21,841

	Denmark - 2.1%
7	Carlsberg A/S Class B	1,306
113	Coloplast A/S Class B	18,553
11	GN Store Nord A/S	962
249	H. Lundbeck A/S	7,929
333	Novo Nordisk A/S Class B	27,875
116	Pandora A/S	15,650
6	Rockwool International A/S Class B	2,922
18	SimCorp A/S	2,261

		77,458

	Finland - 1.0%
25	Elisa Oyj	1,492
457	Kesko Oyj Class B	16,875
105	Kone Oyj Class B	8,570
104	Metsa Board Oyj	1,070
43	Nokian Renkaat Oyj	1,737
191	Orion Oyj Class B	8,212

		37,956

	France - 5.6%
34	Arkema S.A.	4,273

Hartford Multifactor International Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
96	Atos SE	$5,846
74	AXA S.A.	1,879
96	BioMerieux	11,154
649	Bollore S.A.	3,482
576	Bouygues S.A.	21,335
713	Carrefour S.A.	14,032
93	Cie Generale des Etablissements Michelin SCA	14,842
102	Danone S.A.	7,176
3	Dassault Aviation S.A.	3,534
75	Eiffage S.A.	7,639
1,604	Electricite de France S.A.(1)	21,920
14	Faurecia SE	688
37	Gaztransport Et Technigaz S.A.	2,994
15	Gecina S.A. REIT	2,298
48	Iliad S.A.	7,033
12	L’Oreal S.A.	5,359
1,013	Orange S.A.(1)	11,561
67	Publicis Groupe S.A.	4,288
148	Rubis SCA	6,585
160	Sanofi	16,810
14	Sartorius Stedim Biotech	6,626
24	SEB S.A.	4,342
41	Societe BIC S.A.	2,852
330	Suez(1)	7,851
6	Trigano S.A.	1,241
149	Vivendi S.A.	5,006

		202,646

	Germany - 4.9%
141	ADO Properties S.A.(2)	3,708
38	Allianz SE	9,483
355	Alstria Office AG REIT	6,559
692	Aroundtown S.A.	5,399
66	Aurubis AG	6,126
74	Brenntag AG	6,887
55	Covestro AG(2)	3,556
89	Deutsche Post AG	6,061
794	Deutsche Telekom AG	16,793
214	Deutsche Wohnen SE	13,094
165	Fresenius Medical Care AG & Co. KGaA	13,711
103	Fresenius SE & Co. KGaA	5,376
8	Gerresheimer AG	885
145	Lanxess AG	9,951
33	LEG Immobilien AG	4,751
149	Merck KGaA	28,590
17	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,659
127	Software AG	5,714
352	TAG Immobilien AG	11,157
35	Talanx AG*	1,432
2,830	Telefonica Deutschland Holding AG	7,470
138	Uniper SE	5,084
10	United Internet AG	409
17	Vonovia SE	1,099

		177,954

	Hong Kong - 4.8%
2,000	BOC Hong Kong Holdings Ltd.	6,779
1,000	Champion REIT	562
3,800	Chow Tai Fook Jewellery Group Ltd.	8,682
1,000	CK Asset Holdings Ltd.	6,883
1,000	CK Hutchison Holdings Ltd.	7,785
500	CLP Holdings Ltd.	4,941
1,000	Dairy Farm International Holdings Ltd.	4,244
1,000	Hang Lung Group Ltd.	2,551
1,000	Hang Lung Properties Ltd.	2,425

Hartford Multifactor International Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
700	Hang Seng Bank Ltd.	$13,963
2,000	Henderson Land Development Co., Ltd.	9,465
2,500	HK Electric Investments & HK Electric Investments Ltd.	2,533
1,000	Hysan Development Co., Ltd.	3,986
2,000	Kerry Properties Ltd.	6,595
1,000	New World Development Co., Ltd.	5,186
2,000	NWS Holdings Ltd.	2,128
7,623	PCCW Ltd.	3,992
500	Power Assets Holdings Ltd.	3,068
4,000	Sino Land Co., Ltd.	6,306
3,000	SITC International Holdings Co., Ltd.	12,537
1,000	Sun Hung Kai Properties Ltd.	14,862
2,000	Swire Properties Ltd.	5,957
17,000	WH Group Ltd.(2)	15,259
4,000	Xinyi Glass Holdings Ltd.	16,298
2,500	Yue Yuen Industrial Holdings Ltd.*	6,163

		173,150

	Ireland - 0.5%
64	ICON plc*	13,229
32	Kerry Group plc Class A	4,474

		17,703

	Israel - 1.2%
306	Bank Leumi Le-Israel BM*	2,325
6,732	Bezeq The Israeli Telecommunication Corp. Ltd.*	7,333
115	Check Point Software Technologies Ltd.*	13,355
109	First International Bank of Israel Ltd.*	3,492
1	Isracard Ltd.*	4
1,318	Israel Chemicals Ltd.	8,944
70	Strauss Group Ltd.	1,960
19	Taro Pharmaceutical Industries Ltd.*	1,367
136	Tower Semiconductor Ltd.*	4,022

		42,802

	Italy - 2.6%
2,444	A2A S.p.A.	4,999
498	Assicurazioni Generali S.p.A.	9,998
93	De’ Longhi S.p.A.	4,054
60	DiaSorin S.p.A.	11,353
1,138	Enel S.p.A.	10,575
371	Freni Brembo S.p.A.	4,702
1,628	Hera S.p.A.	6,730
46	Interpump Group S.p.A.	2,729
1,021	Iren S.p.A.	2,914
577	Italgas S.p.A.	3,774
326	Prysmian S.p.A.	11,699
420	Snam S.p.A.	2,430
814	Terna Rete Elettrica Nazionale S.p.A.	6,071
1,366	Unipol Gruppo S.p.A.	7,449
1,076	UnipolSai Assicurazioni S.p.A.	3,126

		92,603

	Japan - 20.8%
100	ABC-Mart, Inc.	5,752
300	Aeon Co., Ltd.	8,053
300	Air Water, Inc.	4,621
200	Ajinomoto Co., Inc.	5,196
400	Alfresa Holdings Corp.	5,974
300	Amada Co., Ltd.	3,043
100	Aozora Bank Ltd.	2,242
1,100	Astellas Pharma, Inc.	19,169
300	Azbil Corp.	12,431
400	Bic Camera, Inc.	4,028
500	Bridgestone Corp.	22,726
600	Brother Industries Ltd.	11,984

Hartford Multifactor International Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
200	Canon Marketing Japan, Inc.	$4,644
500	Canon, Inc.	11,301
100	Chubu Electric Power Co., Inc.	1,223
100	COMSYS Holdings Corp.	2,770
100	Create SD Holdings Co., Ltd.	2,965
300	Daio Paper Corp.	4,966
200	Daiwa House Industry Co., Ltd.	6,014
600	Daiwa Securities Group, Inc.	3,296
100	Ebara Corp.	4,926
100	Ezaki Glico Co., Ltd.	3,727
100	Fuji Corp.	2,291
200	FUJIFILM Holdings Corp.	14,794
100	Fujitsu Ltd.	18,710
100	GS Yuasa Corp.	2,557
600	Haseko Corp.	8,225
100	Hisamitsu Pharmaceutical Co., Inc.	4,937
200	Hitachi Ltd.	11,461
400	Honda Motor Co., Ltd.	12,865
400	Iida Group Holdings Co., Ltd.	10,289
500	ITOCHU Corp.	14,427
200	Iwatani Corp.	11,984
100	Izumi Co., Ltd.	3,761
500	Japan Post Bank Co., Ltd.	4,205
600	Japan Post Holdings Co., Ltd.	4,928
200	Japan Post Insurance Co., Ltd.	3,701
300	Japan Tobacco, Inc.	5,669
700	K’s Holdings Corp.	8,045
800	Kajima Corp.	10,152
100	Kaken Pharmaceutical Co., Ltd.	4,291
100	Kaneka Corp.	4,035
500	KDDI Corp.	15,578
200	Kewpie Corp.	4,489
200	Kinden Corp.	3,268
100	Kyowa Exeo Corp.	2,461
100	Lawson, Inc.	4,632
100	Matsumotokiyoshi Holdings Co., Ltd.	4,427
400	Medipal Holdings Corp.	7,647
100	MEIJI Holdings Co., Ltd.	5,992
100	Mitsubishi Corp.	2,732
400	Mitsubishi Electric Corp.	5,807
100	Mitsubishi Heavy Industries Ltd.	2,952
600	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,218
100	Mitsui & Co., Ltd.	2,253
300	Mitsui Chemicals, Inc.	10,370
100	Morinaga Milk Industry Co., Ltd.	5,212
200	NEC Corp.	10,291
300	NEC Networks & System Integration Corp.	4,737
200	Nihon Kohden Corp.	5,708
100	Nihon Unisys Ltd.	3,009
100	Nippo Corp.	2,852
700	Nippon Telegraph & Telephone Corp.	18,302
100	Nippon Yusen KK	5,075
100	Nomura Research Institute Ltd.	3,303
400	Obayashi Corp.	3,189
100	Open House Co., Ltd.	4,699
500	ORIX Corp.	8,451
600	Osaka Gas Co., Ltd.	11,195
100	Otsuka Corp.	5,242
200	Pan Pacific International Holdings Corp.	4,159
1,100	Panasonic Corp.	12,666
100	Persol Holdings Co., Ltd.	1,975
400	Resona Holdings, Inc.	1,542
100	Rinnai Corp.	9,518
300	Santen Pharmaceutical Co., Ltd.	4,140
400	Sanwa Holdings Corp.	4,920

Hartford Multifactor International Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
100	Sawai Group Holdings Co., Ltd.	$4,462
200	Seiko Epson Corp.	3,516
300	Seino Holdings Co., Ltd.	3,849
500	Sekisui Chemical Co., Ltd.	8,561
600	Sekisui House Ltd.	12,321
300	Seven & i Holdings Co., Ltd.	14,370
100	Shimamura Co., Ltd.	9,594
700	Shimizu Corp.	5,379
100	Shionogi & Co., Ltd.	5,212
400	Ship Healthcare Holdings, Inc.	9,346
300	Skylark Holdings Co., Ltd.*	4,166
100	Sompo Holdings, Inc.	3,704
700	Subaru Corp.	13,874
100	Sugi Holdings Co., Ltd.	7,296
400	Sumitomo Electric Industries Ltd.	5,908
400	Sumitomo Forestry Co., Ltd.	7,322
100	Sumitomo Heavy Industries Ltd.	2,765
100	Sumitomo Rubber Industries Ltd.	1,383
200	Sundrug Co., Ltd.	6,357
100	Suntory Beverage & Food Ltd.	3,769
100	Suzuken Co., Ltd.	2,931
100	Taisei Corp.	3,282
500	Teijin Ltd.	7,633
100	Toho Gas Co., Ltd.	4,909
400	Tohoku Electric Power Co., Inc.	3,136
100	Tokio Marine Holdings, Inc.	4,606
500	Tokyo Gas Co., Ltd.	9,431
300	Tosoh Corp.	5,173
100	Toyo Suisan Kaisha Ltd.	3,854
400	Toyota Boshoku Corp.	8,303
300	TS Tech Co., Ltd.	4,645
200	Tsumura & Co.	6,287
2,700	Yamada Denki Co., Ltd.	12,485
200	Yamaha Motor Co., Ltd.	5,432
400	Yamazaki Baking Co., Ltd.	5,646
100	Yaoko Co., Ltd.	5,740
200	Zensho Holdings Co., Ltd.	5,136

		750,172

	Luxembourg - 0.4%
34	Eurofins Scientific SE*	3,889
156	Grand City Properties S.A.	4,213
93	RTL Group S.A.*	5,538

		13,640

	Netherlands - 4.2%
292	ASR Nederland N.V.	11,307
97	Exor N.V.	7,784
137	ING Groep N.V.	1,819
915	Koninklijke Ahold Delhaize N.V.	27,248
34	Koninklijke DSM N.V.	6,356
1,996	Koninklijke KPN N.V.	6,243
61	Koninklijke Philips N.V.	3,028
219	Koninklijke Vopak N.V.	9,955
422	NN Group N.V.	19,935
200	Randstad N.V.	15,332
237	Signify N.V.(2)	15,044
838	Stellantis N.V.	16,517
119	Wolters Kluwer N.V.	11,961

		152,529

	New Zealand - 1.1%
214	Chorus Ltd.	957
1,154	Contact Energy Ltd.	6,685
137	EBOS Group Ltd.	3,094
674	Fisher & Paykel Healthcare Corp. Ltd. Class C	14,663

Hartford Multifactor International Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
330	Genesis Energy Ltd.	$784
409	Infratil Ltd.	2,201
34	Mainfreight Ltd.	1,828
456	Mercury NZ Ltd.	2,125
150	Meridian Energy Ltd.	559
1,822	Spark New Zealand Ltd.*	6,097

		38,993

	Norway - 0.7%
130	Austevoll Seafood ASA	1,614
104	Kongsberg Gruppen ASA	2,679
922	Orkla ASA	9,396
53	Salmar ASA	3,519
561	Telenor ASA	9,461

		26,669

	Portugal - 0.3%
241	Galp Energia SGPS S.A.	2,620
438	Jeronimo Martins SGPS S.A.	7,988

		10,608

	Russia - 0.5%
1,414	Evraz plc	11,601
348	Polymetal International plc	7,494

		19,095

	Singapore - 1.7%
1,000	CapitaLand Ltd.	2,762
8,200	ComfortDelGro Corp. Ltd.	10,021
406	DBS Group Holdings Ltd.	9,032
400	Jardine Cycle & Carriage Ltd.	6,367
1,776	Oversea-Chinese Banking Corp. Ltd.	15,827
500	Singapore Exchange Ltd.	4,165
1,900	Singapore Technologies Engineering Ltd.	5,482
600	Venture Corp. Ltd.	8,584

		62,240

	Spain - 1.6%
47	Acciona S.A.	7,098
217	ACS Actividades de Construccion y Servicios S.A.	5,817
49	Ebro Foods S.A.	1,030
61	Grupo Catalana Occidente S.A.	2,354
481	Iberdrola S.A.	5,866
327	Inmobiliaria Colonial Socimi S.A.	3,302
4,219	Mapfre S.A.	8,925
432	Merlin Properties Socimi S.A. REIT	4,470
104	Naturgy Energy Group S.A.	2,677
495	Red Electrica Corp. S.A.	9,190
6	Vidrala S.A.	717
61	Viscofan S.A.	4,252
104	Zardoya Otis S.A.	718

		56,416

	Sweden - 4.2%
286	Axfood AB	7,914
107	Boliden AB	4,117
105	Bure Equity AB	4,539
505	Electrolux AB Class B	13,994
104	Essity AB Class B	3,450
88	Getinge AB Class B	3,320
170	Holmen AB Class B	7,679
210	ICA Gruppen AB	9,774
1,268	Investor AB Class B	29,228
302	Kinnevik AB Class B*	12,093
86	L E Lundbergforetagen AB Class B	5,550
608	Securitas AB Class B	9,605
357	Skanska AB Class B	9,478

Hartford Multifactor International Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
601	Swedbank AB Class A	$11,189
230	Swedish Match AB	1,961
558	Swedish Orphan Biovitrum AB*	10,175
120	Telefonaktiebolaget LM Ericsson Class B	1,509
1,091	Telia Co., AB	4,846
41	Volvo AB Class B	988

		151,409

	Switzerland - 7.3%
217	Adecco Group AG	14,765
15	Allreal Holding AG	2,954
10	ALSO Holding AG*	2,887
81	Baloise Holding AG	12,647
54	Banque Cantonale Vaudoise	4,852
38	BKW AG	3,958
13	Bucher Industries AG	6,807
460	Credit Suisse Group AG	4,815
69	DKSH Holding AG	5,286
126	Galenica AG(2)	8,895
96	Kuehne + Nagel International AG	32,857
113	Logitech International S.A.	13,723
75	Nestle S.A.	9,349
109	Novartis AG	9,944
47	PSP Swiss Property AG	5,968
74	Roche Holding AG	27,886
31	SFS Group AG	4,459
2	SGS S.A.	6,175
37	Swiss Life Holding AG	17,999
125	Swiss Prime Site AG	12,406
42	Swisscom AG	23,998
17	Tecan Group AG	8,424
746	UBS Group AG	11,427
24	Zurich Insurance Group AG	9,640

		262,121

	United Kingdom - 10.4%
394	Admiral Group plc	17,144
142	AstraZeneca plc	17,060
2,244	B&M European Value Retail S.A.	17,815
1,772	BAE Systems plc	12,804
20	Berkeley Group Holdings plc	1,272
1,591	BT Group plc*	4,276
158	Close Brothers Group plc	3,311
65	Computacenter plc	2,317
2,609	Direct Line Insurance Group plc	10,290
217	DS Smith plc	1,256
379	Electrocomponents plc	5,400
100	Ferguson plc	13,913
227	Frasers Group plc*	1,893
15	Genus plc	1,030
872	GlaxoSmithKline plc	17,143
211	Halma plc	7,861
436	Hikma Pharmaceuticals plc	14,755
1,055	Howden Joinery Group plc	11,931
654	HSBC Holdings plc	3,775
547	IG Group Holdings plc	6,410
200	IMI plc	4,759
40	Intertek Group plc	3,061
3,829	Kingfisher plc	19,325
658	Legal & General Group plc	2,347
551	Mondi plc	14,507
477	National Grid plc	6,067
698	Pearson plc	8,038
891	Phoenix Group Holdings plc	8,341
216	RELX plc	5,728

Hartford Multifactor International Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
271	Rio Tinto plc	$22,381
2,983	Royal Mail plc*	23,852
283	Sage Group plc	2,681
114	Schroders plc	5,544
370	Segro plc REIT	5,601
104	Smith & Nephew plc	2,255
179	Spectris plc	8,028
31	Spirax-Sarco Engineering plc	5,839
70	SSE plc	1,454
1,918	Standard Chartered plc	12,240
699	Tate & Lyle plc	7,149
786	Tesco plc	2,428
289	Tritax Big Box plc REIT	785
59	Unilever plc	3,448
3,963	Vodafone Group plc	6,642
6,634	WM Morrison Supermarkets plc	22,639

		376,795

	Total Common Stocks (cost $2,986,671)	$3,536,152

Preferred Stocks - 0.1%
	Germany - 0.1%
92	Fuchs Petrolub SE *	4,477

	Total Preferred Stocks (cost $4,311)	$4,477

Rights - 0.0%
	Spain - 0.0%
217	ACS Actividades de Construccion y Servicios S.A.*	304

	Total Rights (cost $328)	$304

	Total Long-Term Investments (cost $2,991,310)	$3,540,933

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.1%
2,418	Fidelity Institutional Government Fund, Institutional Class, 0.01%(3)	2,418

	Securities Lending Collateral - 0.1%
837	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	837
4,342	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)	4,342
221	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)	221

		5,400

	Total Short-Term Investments (cost $7,818)	$7,818

Hartford Multifactor International Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Total Investments (cost $2,999,128)	98.2%	$3,548,751
Other Assets and Liabilities	1.8%	65,519

Total Net Assets	100.0%	$3,614,270

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $55,985, representing 1.5% of net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor International Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$311,016	$2,929	$308,087	$—
Austria	13,381	5,804	7,577	—
Belgium	47,170	10,058	37,112	—
Canada	399,785	399,785	—	—
China	21,841	—	21,841	—
Denmark	77,458	—	77,458	—
Finland	37,956	—	37,956	—
France	202,646	—	202,646	—
Germany	177,954	3,708	174,246	—
Hong Kong	173,150	3,986	169,164	—
Ireland	17,703	13,229	4,474	—
Israel	42,802	14,722	28,080	—
Italy	92,603	—	92,603	—
Japan	750,172	—	750,172	—
Luxembourg	13,640	—	13,640	—
Netherlands	152,529	16,517	136,012	—
New Zealand	38,993	—	38,993	—
Norway	26,669	—	26,669	—
Portugal	10,608	7,988	2,620	—
Russia	19,095	—	19,095	—
Singapore	62,240	—	62,240	—
Spain	56,416	4,101	52,315	—
Sweden	151,409	19,949	131,460	—
Switzerland	262,121	7,413	254,708	—
United Kingdom	376,795	30,709	346,086	—
Preferred Stocks	4,477	—	4,477	—
Rights	304	304	—	—
Short-Term Investments	7,818	7,818	—	—

Total	$3,548,751	$549,020	$2,999,731	$—

(1) For the period ended June 30, 2021, there were no transfers in and out of Level 3.

Hartford Multifactor Large Cap Value Fund

  Schedule of Investments

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.9%
	Automobiles & Components - 1.0%
47	Autoliv, Inc.	$4,595
48	General Motors Co.*	2,840
151	Gentex Corp.	4,996

		12,431

	Banks - 4.3%
233	Bank of America Corp.	9,607
32	First Republic Bank	5,989
115	JP Morgan Chase & Co.	17,887
50	PNC Financial Services Group, Inc.	9,538
10	SVB Financial Group*	5,564
103	U.S. Bancorp	5,868

		54,453

	Capital Goods - 9.2%
88	A.O. Smith Corp.	6,341
42	Caterpillar, Inc.	9,140
35	Cummins, Inc.	8,533
26	Deere & Co.	9,171
41	Dover Corp.	6,175
63	Eaton Corp. plc	9,335
32	Emerson Electric Co.	3,080
77	Graco, Inc.	5,829
43	Honeywell International, Inc.	9,432
26	IDEX Corp.	5,721
117	Johnson Controls International plc	8,030
45	Lincoln Electric Holdings, Inc.	5,927
57	PACCAR, Inc.	5,087
12	Quanta Services, Inc.	1,087
7	Snap-on, Inc.	1,564
58	Trane Technologies plc	10,680
14	WW Grainger, Inc.	6,132
53	Xylem, Inc.	6,358

		117,622

	Commercial & Professional Services - 2.7%
24	CACI International, Inc. Class A*	6,123
46	Jacobs Engineering Group, Inc.	6,137
59	Leidos Holdings, Inc.	5,965
53	Republic Services, Inc.	5,830
79	Waste Management, Inc.	11,069

		35,124

	Consumer Durables & Apparel - 3.8%
274	NIKE, Inc. Class B	42,330
27	Whirlpool Corp.	5,887

		48,217

	Consumer Services - 0.1%
10	Terminix Global Holdings, Inc.*	477
4	Vail Resorts, Inc.*	1,266

		1,743

	Diversified Financials - 10.0%
24	Ameriprise Financial, Inc.	5,973
150	Berkshire Hathaway, Inc. Class B*	41,688
13	BlackRock, Inc.	11,375
140	Charles Schwab Corp.	10,193
44	Evercore, Inc. Class A	6,194
155	Franklin Resources, Inc.	4,958
27	Goldman Sachs Group, Inc.	10,247
78	Intercontinental Exchange, Inc.	9,259
180	Jefferies Financial Group, Inc.	6,156
111	Morgan Stanley	10,178
46	Raymond James Financial, Inc.	5,975

Hartford Multifactor Large Cap Value Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
258	SLM Corp.	$5,403
4	Voya Financial, Inc.	246

		127,845

	Energy - 4.1%
277	Cabot Oil & Gas Corp.	4,837
87	Chevron Corp.	9,112
405	Exxon Mobil Corp.	25,547
360	Kinder Morgan, Inc.	6,563
230	Williams Cos., Inc.	6,107

		52,166

	Food & Staples Retailing - 0.5%
2	Casey’s General Stores, Inc.	389
166	Kroger Co.	6,360

		6,749

	Food, Beverage & Tobacco - 2.9%
95	Archer-Daniels-Midland Co.	5,757
68	Bunge Ltd.	5,315
78	Conagra Brands, Inc.	2,838
246	Flowers Foods, Inc.	5,953
95	Hormel Foods Corp.	4,536
47	JM Smucker Co.	6,090
105	Mondelez International, Inc. Class A	6,556

		37,045

	Health Care Equipment & Services - 5.6%
10	Anthem, Inc.	3,818
75	Baxter International, Inc.	6,037
8	Becton Dickinson and Co.	1,946
13	Cooper Cos., Inc.	5,151
131	CVS Health Corp.	10,931
39	Henry Schein, Inc.*	2,893
22	Laboratory Corp. of America Holdings*	6,069
18	LHC Group, Inc.*	3,605
77	Medtronic plc	9,558
43	Omnicell, Inc.*	6,512
46	Quest Diagnostics, Inc.	6,071
37	Stryker Corp.	9,610

		72,201

	Household & Personal Products - 0.8%
31	Estee Lauder Cos., Inc. Class A	9,861

	Insurance - 6.2%
111	Aflac, Inc.	5,956
82	Allstate Corp.	10,696
44	Arthur J Gallagher & Co.	6,163
23	Assurant, Inc.	3,592
107	Brown & Brown, Inc.	5,686
53	Chubb Ltd.	8,424
126	CNA Financial Corp.	5,732
11	Everest Re Group Ltd.	2,772
44	Hanover Insurance Group, Inc.	5,968
47	Kemper Corp.	3,473
1	Markel Corp.*	1,187
153	MetLife, Inc.	9,157
19	Principal Financial Group, Inc.	1,201
60	Travelers Cos., Inc.	8,983

		78,990

	Materials - 5.5%
5	Air Products & Chemicals, Inc.	1,438
41	AptarGroup, Inc.	5,774
54	Crown Holdings, Inc.	5,519
15	Ecolab, Inc.	3,090

Hartford Multifactor Large Cap Value Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
328	Graphic Packaging Holding Co.	$5,950
103	International Paper Co.	6,315
35	Linde plc	10,119
66	Nucor Corp.	6,331
39	Packaging Corp. of America	5,281
65	PPG Industries, Inc.	11,035
23	Reliance Steel & Aluminum Co.	3,471
83	Sonoco Products Co.	5,553

		69,876

	Media & Entertainment - 2.8%
161	Altice USA, Inc. Class A*	5,497
371	Comcast Corp. Class A	21,154
47	Electronic Arts, Inc.	6,760
103	News Corp. Class A	2,654
1	Walt Disney Co.*	176

		36,241

	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
73	Agilent Technologies, Inc.	10,790
9	Bio-Rad Laboratories, Inc. Class A*	5,799
147	Bristol-Myers Squibb Co.	9,823
143	Gilead Sciences, Inc.	9,847
32	Jazz Pharmaceuticals plc*	5,684
594	Pfizer, Inc.	23,261
32	United Therapeutics Corp.*	5,741

		70,945

	Real Estate - 5.1%
59	Crown Castle International Corp. REIT	11,511
150	CubeSmart REIT	6,948
68	Digital Realty Trust, Inc. REIT	10,231
139	Duke Realty Corp. REIT	6,582
64	Life Storage, Inc. REIT	6,870
103	Medical Properties Trust, Inc. REIT	2,070
38	Mid-America Apartment Communities, Inc. REIT	6,400
24	Prologis, Inc. REIT	2,869
38	Public Storage REIT	11,426

		64,907

	Retailing - 1.5%
32	Advance Auto Parts, Inc.	6,565
49	Genuine Parts Co.	6,197
100	TJX Cos., Inc.	6,742

		19,504

	Semiconductors & Semiconductor Equipment - 1.5%
58	Analog Devices, Inc.	9,985
62	Micron Technology, Inc.*	5,269
28	Xilinx, Inc.	4,050

		19,304

	Software & Services - 3.9%
70	Amdocs Ltd.	5,415
120	Cognizant Technology Solutions Corp. Class A	8,311
55	Dolby Laboratories, Inc. Class A	5,406
74	International Business Machines Corp.	10,848
66	MAXIMUS, Inc.	5,806
81	SS&C Technologies Holdings, Inc.	5,837
26	Visa, Inc. Class A	6,079
13	VMware, Inc. Class A*	2,080

		49,782

	Technology Hardware & Equipment - 4.9%
53	Arrow Electronics, Inc.*	6,033
389	Cisco Systems, Inc.	20,617
136	Corning, Inc.	5,562

Hartford Multifactor Large Cap Value Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
28	F5 Networks, Inc.*	$5,227
199	Juniper Networks, Inc.	5,443
14	Littelfuse, Inc.	3,567
21	National Instruments Corp.	888
75	Seagate Technology Holdings plc	6,595
68	TE Connectivity Ltd.	9,194

		63,126

	Telecommunication Services - 5.8%
815	AT&T, Inc.	23,456
90	Liberty Global plc Series C*	2,434
74	T-Mobile U.S., Inc.*	10,717
674	Verizon Communications, Inc.	37,764

		74,371

	Transportation - 3.2%
9	AMERCO	5,304
57	CH Robinson Worldwide, Inc.	5,339
60	CSX Corp.	1,925
35	FedEx Corp.	10,441
33	Landstar System, Inc.	5,215
21	Old Dominion Freight Line, Inc.	5,330
32	Union Pacific Corp.	7,038

		40,592

	Utilities - 5.0%
67	Alliant Energy Corp.	3,736
36	Ameren Corp.	2,881
72	American Electric Power Co., Inc.	6,090
11	American Water Works Co., Inc.	1,695
23	Atmos Energy Corp.	2,211
58	CMS Energy Corp.	3,427
74	Consolidated Edison, Inc.	5,307
9	DTE Energy Co.	1,166
84	Duke Energy Corp.	8,293
5	Eversource Energy	401
125	Exelon Corp.	5,539
43	PPL Corp.	1,203
56	Public Service Enterprise Group, Inc.	3,344
137	Southern Co.	8,290
58	WEC Energy Group, Inc.	5,159
70	Xcel Energy, Inc.	4,612

		63,354

	Total Common Stocks (cost $1,022,529)	$1,226,449

Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
5,823	Fidelity Institutional Government Fund, Institutional Class, 0.01%(1)	5,823

	Total Short-Term Investments (cost $5,823)	$5,823

Hartford Multifactor Large Cap Value Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Total Investments (cost $1,028,352)	96.4%	$1,232,272
Other Assets and Liabilities	3.6%	46,162

Total Net Assets	100.0%	$1,278,434

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Large Cap Value Fund

  Schedule of Investments – (continued)

  June 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$12,431	$12,431	$—	$—
Banks	54,453	54,453	—	—
Capital Goods	117,622	117,622	—	—
Commercial & Professional Services	35,124	35,124	—	—
Consumer Durables & Apparel	48,217	48,217	—	—
Consumer Services	1,743	1,743	—	—
Diversified Financials	127,845	127,845	—	—
Energy	52,166	52,166	—	—
Food & Staples Retailing	6,749	6,749	—	—
Food, Beverage & Tobacco	37,045	37,045	—	—
Health Care Equipment & Services	72,201	72,201	—	—
Household & Personal Products	9,861	9,861	—	—
Insurance	78,990	78,990	—	—
Materials	69,876	69,876	—	—
Media & Entertainment	36,241	36,241	—	—
Pharmaceuticals, Biotechnology & Life Sciences	70,945	70,945	—	—
Real Estate	64,907	64,907	—	—
Retailing	19,504	19,504	—	—
Semiconductors & Semiconductor Equipment	19,304	19,304	—	—
Software & Services	49,782	49,782	—	—
Technology Hardware & Equipment	63,126	63,126	—	—
Telecommunication Services	74,371	74,371	—	—
Transportation	40,592	40,592	—	—
Utilities	63,354	63,354	—	—
Short-Term Investments	5,823	5,823	—	—

Total	$1,232,272	$1,232,272	$—	$—

(1) For the period ended June 30, 2021, there were no transfers in and out of Level 3.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedules of Investments

June 30, 2021 (Unaudited)

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.